DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 1.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,000	$5,407
Beijing Enlight Media Co. Ltd., Class A	2,500	3,150
China Film Co. Ltd., Class A*	1,500	2,525
China United Network Communications Ltd., Class A	28,900	19,253
Focus Media Information Technology Co. Ltd., Class A	13,223	11,562
Giant Network Group Co. Ltd., Class A	1,800	2,828
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	2,200	3,178
Kingnet Network Co. Ltd., Class A	1,900	3,296
Kunlun Tech Co. Ltd., Class A*	1,000	5,603
Mango Excellent Media Co. Ltd., Class A	1,500	5,159
Oriental Pearl Group Co. Ltd., Class A	2,700	2,773
People.cn Co. Ltd., Class A	1,000	3,683
Perfect World Co. Ltd., Class A	2,100	3,416
Wanda Film Holding Co. Ltd., Class A*	1,400	2,322
Zhejiang Century Huatong Group Co. Ltd., Class A*	6,820	4,629

(Cost $90,714)		78,784

Consumer Discretionary - 6.1%
AIMA Technology Group Co. Ltd., Class A	500	2,289
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	1,900	4,082
BAIC BluePark New Energy Technology Co. Ltd., Class A*	4,300	3,551
Beijing Roborock Technology Co. Ltd., Class A	123	5,561
Beiqi Foton Motor Co. Ltd., Class A*	6,000	2,373
Bethel Automotive Safety Systems Co. Ltd., Class A	400	3,503
BYD Co. Ltd., Class A	1,598	42,405
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,848
China Tourism Group Duty Free Corp. Ltd., Class A	1,743	21,070
Chongqing Changan Automobile Co. Ltd., Class A	7,262	15,017
Ecovacs Robotics Co. Ltd., Class A	500	2,591
Fuyao Glass Industry Group Co. Ltd., Class A	1,709	10,268
Great Wall Motor Co. Ltd., Class A	2,100	6,820
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,500	13,549
Guangzhou Automobile Group Co. Ltd., Class A	4,400	5,441
Haier Smart Home Co. Ltd., Class A	5,500	18,389
Hang Zhou Great Star Industrial Co. Ltd., Class A	1,000	3,021
Hangzhou Robam Appliances Co. Ltd., Class A	800	2,776
Hisense Visual Technology Co. Ltd., Class A	1,000	3,595
HLA Group Corp. Ltd., Class A	3,900	4,671
Huayu Automotive Systems Co. Ltd., Class A	2,900	7,031
Huizhou Desay Sv Automotive Co. Ltd., Class A	500	7,120
Jason Furniture Hangzhou Co. Ltd., Class A	810	4,221
Ningbo Joyson Electronic Corp., Class A	1,300	3,008
Ningbo Tuopu Group Co. Ltd., Class A	1,000	8,150
Offcn Education Technology Co. Ltd., Class A*	4,800	2,325
Oppein Home Group, Inc., Class A	440	4,243
SAIC Motor Corp. Ltd., Class A	6,627	13,759
Sailun Group Co. Ltd., Class A	2,800	5,596
Seres Group Co. Ltd., Class A*	1,300	16,586
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,306
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	3,630
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	3,700	3,394
Shenzhen Kedali Industry Co. Ltd., Class A	200	2,024
Sichuan Changhong Electric Co. Ltd., Class A	4,200	2,996
Songcheng Performance Development Co. Ltd., Class A	2,343	3,512
Wuchan Zhongda Group Co. Ltd., Class A	5,500	3,511
Zhejiang China Commodities City Group Co. Ltd., Class A	5,200	5,932
Zhejiang Supor Co. Ltd., Class A	500	3,836

(Cost $237,258)		282,000

Consumer Staples - 13.8%
Angel Yeast Co. Ltd., Class A	800	3,740
Anhui Gujing Distillery Co. Ltd., Class A	400	12,165
Anhui Kouzi Distillery Co. Ltd., Class A	400	2,366
Anhui Yingjia Distillery Co. Ltd., Class A	500	4,438
Anjoy Foods Group Co. Ltd., Class A	300	3,635
Beijing Dabeinong Technology Group Co. Ltd., Class A	4,200	3,066
Beijing Yanjing Brewery Co. Ltd., Class A	2,500	3,039
By-health Co. Ltd., Class A	1,200	2,815
Chongqing Brewery Co. Ltd., Class A	400	3,636

DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,123	3,708
Eastroc Beverage Group Co. Ltd., Class A	200	4,968
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,311	24,327
Fujian Sunner Development Co. Ltd., Class A	800	1,809
Guangdong Haid Group Co. Ltd., Class A	1,400	8,378
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,100	3,829
Heilongjiang Agriculture Co. Ltd., Class A	1,500	2,588
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,200	12,977
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,713	22,479
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	8,198
Jiangsu Yanghe Brewery JSC Ltd., Class A	1,324	18,559
JiuGui Liquor Co. Ltd., Class A	300	2,546
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	800	2,810
Kweichow Moutai Co. Ltd., Class A	1,123	264,180
Luzhou Laojiao Co. Ltd., Class A	1,306	31,856
MeiHua Holdings Group Co. Ltd., Class A	2,500	3,747
Muyuan Foods Co. Ltd., Class A	4,985	26,630
New Hope Liuhe Co. Ltd., Class A*	4,072	5,007
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,092	3,048
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,074	34,739
Shede Spirits Co. Ltd., Class A	300	3,385
Sichuan Swellfun Co. Ltd., Class A	500	3,485
Tsingtao Brewery Co. Ltd., Class A	600	6,682
Wens Foodstuffs Group Co. Ltd., Class A	5,844	15,556
Wuliangye Yibin Co. Ltd., Class A	3,554	70,165
Yifeng Pharmacy Chain Co. Ltd., Class A	960	5,247
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,488
Yonghui Superstores Co. Ltd., Class A*	8,100	2,968
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	300	2,730

(Cost $419,224)		639,989

Energy - 3.9%
China Merchants Energy Shipping Co. Ltd., Class A	8,100	8,094
China Petroleum & Chemical Corp., Class A	27,850	24,158
China Shenhua Energy Co. Ltd., Class A	5,800	31,072
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,200	6,120
Guanghui Energy Co. Ltd., Class A	5,800	6,029
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	1,800	4,144
Jizhong Energy Resources Co. Ltd., Class A	3,300	3,724
Offshore Oil Engineering Co. Ltd., Class A	3,900	3,350
PetroChina Co. Ltd., Class A	18,835	23,108
Shaanxi Coal Industry Co. Ltd., Class A	8,699	31,149
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,300	4,635
Shanxi Coking Coal Energy Group Co. Ltd., Class A	5,100	8,246
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,700	9,683
Yankuang Energy Group Co. Ltd., Class A	3,450	12,392
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	900	3,772

(Cost $99,240)		179,676

Financials - 19.3%
Agricultural Bank of China Ltd., Class A	76,117	44,264
AVIC Industry-Finance Holdings Co. Ltd., Class A	8,010	3,691
Bank of Beijing Co. Ltd., Class A	19,114	13,741
Bank of Changsha Co. Ltd., Class A	3,800	4,108
Bank of Chengdu Co. Ltd., Class A	3,250	5,967
Bank of China Ltd., Class A	31,712	19,673
Bank of Communications Co. Ltd., Class A	35,338	30,751
Bank of Hangzhou Co. Ltd., Class A	5,240	8,058
Bank of Jiangsu Co. Ltd., Class A	14,499	15,434
Bank of Nanjing Co. Ltd., Class A	9,300	11,294
Bank of Ningbo Co. Ltd., Class A	5,855	18,105
Bank of Shanghai Co. Ltd., Class A	12,735	11,541
Bank of Suzhou Co. Ltd., Class A	3,400	3,346
BOC International China Co. Ltd., Class A	2,800	4,244
Caitong Securities Co. Ltd., Class A	4,110	4,552
Changjiang Securities Co. Ltd., Class A	3,600	2,748
China Construction Bank Corp., Class A	8,600	8,355
China Everbright Bank Co. Ltd., Class A	41,531	18,560
China Galaxy Securities Co. Ltd., Class A	3,700	6,239
China Great Wall Securities Co. Ltd., Class A	2,700	2,968
China International Capital Corp. Ltd., Class A	2,200	10,656
China Life Insurance Co. Ltd., Class A	2,514	10,582
China Merchants Bank Co. Ltd., Class A	18,343	81,567

China Merchants Securities Co. Ltd., Class A	6,131	11,998
China Minsheng Banking Corp. Ltd., Class A	31,671	17,758
China Pacific Insurance Group Co. Ltd., Class A	5,977	21,253
China Zheshang Bank Co. Ltd., Class A	18,990	7,327
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,700	4,788
CITIC Securities Co. Ltd., Class A	11,093	32,793
CNPC Capital Co. Ltd., Class A	5,600	4,819
CSC Financial Co. Ltd., Class A	3,900	12,612
Dongxing Securities Co. Ltd., Class A	3,100	3,653
East Money Information Co. Ltd., Class A	14,129	27,531
Everbright Securities Co. Ltd., Class A	3,637	8,526
First Capital Securities Co. Ltd., Class A	4,000	3,181
Founder Securities Co. Ltd., Class A	7,700	8,143
GF Securities Co. Ltd., Class A	5,300	10,430
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	3,867	3,306
Guolian Securities Co. Ltd., Class A*	2,100	3,197
Guosen Securities Co. Ltd., Class A	5,700	6,819
Guotai Junan Securities Co. Ltd., Class A	7,051	14,767
Guoyuan Securities Co. Ltd., Class A	3,890	3,768
Haitong Securities Co. Ltd., Class A	8,914	11,308
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	9,512
Huatai Securities Co. Ltd., Class A	6,480	13,076
Huaxia Bank Co. Ltd., Class A	12,598	11,085
Industrial & Commercial Bank of China Ltd., Class A	56,133	41,524
Industrial Bank Co. Ltd., Class A	18,785	43,409
Industrial Securities Co. Ltd., Class A	7,720	6,225
Nanjing Securities Co. Ltd., Class A	3,400	3,935
New China Life Insurance Co. Ltd., Class A	1,764	8,030
Orient Securities Co. Ltd., Class A	6,385	7,807
People’s Insurance Co. Group of China Ltd., Class A	8,600	6,266
Ping An Bank Co. Ltd., Class A	17,566	25,818
Ping An Insurance Group Co. of China Ltd., Class A	9,609	57,212
Postal Savings Bank of China Co. Ltd., Class A	25,500	17,165
SDIC Capital Co. Ltd., Class A	5,700	5,459
Shanghai Pudong Development Bank Co. Ltd., Class A	26,527	26,324
Shanghai Rural Commercial Bank Co. Ltd., Class A	7,500	6,714
Shenwan Hongyuan Group Co. Ltd., Class A	21,195	13,473
Sinolink Securities Co. Ltd., Class A	3,500	4,420
SooChow Securities Co. Ltd., Class A	4,473	4,532
Southwest Securities Co. Ltd., Class A	4,200	2,518
Tianfeng Securities Co. Ltd., Class A*	7,700	3,334
Western Securities Co. Ltd., Class A	4,600	5,088
Zheshang Securities Co. Ltd., Class A	3,400	4,832
Zhongtai Securities Co. Ltd., Class A	6,200	5,980

(Cost $913,356)		892,159

Health Care - 8.0%
Aier Eye Hospital Group Co. Ltd., Class A	8,418	17,116
Asymchem Laboratories Tianjin Co. Ltd., Class A	320	4,512
Autobio Diagnostics Co. Ltd., Class A	500	4,605
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,500	5,891
Beijing Tongrentang Co. Ltd., Class A	1,200	7,411
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	812	8,289
Bloomage Biotechnology Corp. Ltd., Class A	303	2,688
Changchun High & New Technology Industry Group, Inc., Class A	400	7,134
China National Medicines Corp. Ltd., Class A	700	3,060
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	875	6,677
Chongqing Taiji Industry Group Co. Ltd., Class A*	500	2,633
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,100	15,590
CSPC Innovation Pharmaceutical Co. Ltd., Class A	1,100	5,226
Dong-E-E-Jiao Co. Ltd., Class A	500	4,031
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,300	5,337
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	400	3,348
Hangzhou Tigermed Consulting Co. Ltd., Class A	350	2,188
Huadong Medicine Co. Ltd., Class A	1,560	7,292
Hualan Biological Engineering, Inc., Class A	1,840	5,038
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	900	4,622
Humanwell Healthcare Group Co. Ltd., Class A	1,200	3,664
Imeik Technology Development Co. Ltd., Class A	200	9,077
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	5,776	34,182

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	800	2,798
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,000	4,970
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,300	2,179
Jointown Pharmaceutical Group Co. Ltd., Class A	3,129	3,535
Kangmei Pharmaceutical Co. Ltd., Class A*	12,413	3,239
Lepu Medical Technology Beijing Co. Ltd., Class A	1,700	3,560
Livzon Pharmaceutical Group, Inc., Class A	600	3,205
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,132	3,200
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	923	1,839
Pharmaron Beijing Co. Ltd., Class A	975	3,160
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,900	6,482
Shanghai Junshi Biosciences Co. Ltd., Class A*	745	3,247
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,500	6,290
Shanghai RAAS Blood Products Co. Ltd., Class A	6,100	6,096
Shanghai United Imaging Healthcare Co. Ltd., Class A	746	14,733
Shenzhen Kangtai Biological Products Co. Ltd., Class A	820	2,762
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	44,148
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	7,868
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,000	4,053
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,480	4,408
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,200	4,572
Topchoice Medical Corp., Class A*	300	2,738
Walvax Biotechnology Co. Ltd., Class A	1,300	3,320
WuXi AppTec Co. Ltd., Class A	2,336	17,663
Yunnan Baiyao Group Co. Ltd., Class A	1,578	10,913
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	596	18,446
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,420	2,745
Zhejiang NHU Co. Ltd., Class A	2,764	6,905

(Cost $368,919)		368,685

Industrials - 14.2%
AECC Aero-Engine Control Co. Ltd., Class A	1,200	2,946
AECC Aviation Power Co. Ltd., Class A	2,400	11,462
Air China Ltd., Class A*	10,500	10,900
AVICOPTER PLC, Class A	400	2,021
Beijing New Building Materials PLC, Class A	1,300	5,068
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	43,200	30,278
China Baoan Group Co. Ltd., Class A	2,700	4,459
China CSSC Holdings Ltd., Class A	4,000	19,708
China Eastern Airlines Corp. Ltd., Class A*	14,800	7,826
China Energy Engineering Corp. Ltd., Class A	27,900	8,441
China National Chemical Engineering Co. Ltd., Class A	5,200	5,037
China Railway Group Ltd., Class A	18,100	15,952
China Southern Airlines Co. Ltd., Class A*	10,800	8,874
China State Construction Engineering Corp. Ltd., Class A	38,000	28,216
China XD Electric Co. Ltd., Class A	3,800	2,832
Contemporary Amperex Technology Co. Ltd., Class A	3,920	88,957
COSCO SHIPPING Development Co. Ltd., Class A	10,800	3,687
COSCO SHIPPING Holdings Co. Ltd., Class A	11,250	16,394
CRRC Corp. Ltd., Class A	22,000	19,480
CSSC Science & Technology Co. Ltd., Class A	1,400	3,400
Daqin Railway Co. Ltd., Class A	13,500	13,977
Dongfang Electric Corp. Ltd., Class A	2,500	5,673
Eve Energy Co. Ltd., Class A	1,862	9,900
Fangda Carbon New Material Co. Ltd., Class A*	4,273	2,924
FAW Jiefang Group Co. Ltd., Class A*	3,200	3,890
Ginlong Technologies Co. Ltd., Class A	350	3,164
Goldwind Science & Technology Co. Ltd., Class A	3,343	3,545
Goneo Group Co. Ltd., Class A	400	5,663
GoodWe Technologies Co. Ltd., Class A	176	2,650
Gotion High-tech Co. Ltd., Class A*	1,600	4,395
Guangzhou Baiyun International Airport Co. Ltd., Class A*	2,000	2,812
Hainan Airlines Holding Co. Ltd., Class A*	38,000	7,542
Hongfa Technology Co. Ltd., Class A	420	1,451
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,208	9,525

Jiangsu Zhongtian Technology Co. Ltd., Class A	2,900	5,269
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	2,463
Juneyao Airlines Co. Ltd., Class A*	1,800	3,330
Keda Industrial Group Co. Ltd., Class A	1,800	3,003
Kuang-Chi Technologies Co. Ltd., Class A*	2,200	4,528
Liaoning Port Co. Ltd., Class A	14,800	3,040
Metallurgical Corp. of China Ltd., Class A	16,314	7,540
Ming Yang Smart Energy Group Ltd., Class A	2,200	3,114
NARI Technology Co. Ltd., Class A	7,488	24,090
Ningbo Deye Technology Co. Ltd., Class A	360	4,182
Ningbo Orient Wires & Cables Co. Ltd., Class A	700	3,768
Power Construction Corp. of China Ltd., Class A	15,500	10,993
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,300	4,678
Sany Heavy Industry Co. Ltd., Class A	7,650	14,800
SF Holding Co. Ltd., Class A	4,400	23,419
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	600	2,739
Shanghai Construction Group Co. Ltd., Class A	8,700	2,958
Shanghai Electric Group Co. Ltd., Class A*	11,400	6,708
Shanghai International Airport Co. Ltd., Class A*	995	4,858
Shanghai International Port Group Co. Ltd., Class A	6,500	4,899
Shanghai M&G Stationery, Inc., Class A	900	4,449
Shanghai Moons’ Electric Co. Ltd., Class A	400	3,209
Shanxi Coal International Energy Group Co. Ltd., Class A	1,600	4,084
Shenzhen Inovance Technology Co. Ltd., Class A	1,200	10,527
Shenzhen SED Industry Co. Ltd., Class A	800	2,195
Sichuan Road & Bridge Group Co. Ltd., Class A	6,580	7,452
Sieyuan Electric Co. Ltd., Class A	600	4,768
Sinoma International Engineering Co., Class A	1,900	2,961
Spring Airlines Co. Ltd., Class A*	900	7,166
Sungrow Power Supply Co. Ltd., Class A	1,300	15,735
Sunwoda Electronic Co. Ltd., Class A	1,800	3,552
TBEA Co. Ltd., Class A	4,525	9,351
Weichai Power Co. Ltd., Class A	6,200	14,525
XCMG Construction Machinery Co. Ltd., Class A	10,649	8,764
Xiamen C & D, Inc., Class A	2,900	4,190
YTO Express Group Co. Ltd., Class A	3,100	5,486
Yunda Holding Co. Ltd., Class A	2,810	2,812
Yutong Bus Co. Ltd., Class A	1,700	4,405
Zhejiang Chint Electrics Co. Ltd., Class A	1,717	4,904
Zhejiang Dingli Machinery Co. Ltd., Class A	280	2,294
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,600	5,534
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,590	3,950
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,300	2,842
Zhuzhou CRRC Times Electric Co. Ltd., Class A	728	3,925
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,350	7,050

(Cost $577,119)		659,558

Information Technology - 14.6%
360 Security Technology, Inc., Class A*	6,500	7,912
Accelink Technologies Co. Ltd., Class A	700	2,916
ACM Research Shanghai, Inc., Class A	258	3,517
Advanced Micro-Fabrication Equipment, Inc., China, Class A	548	11,164
Amlogic Shanghai Co. Ltd., Class A	386	2,997
Anker Innovations Technology Co. Ltd., Class A	300	3,402
ASR Microelectronics Co. Ltd., Class A*	300	2,133
Avary Holding Shenzhen Co. Ltd., Class A	1,700	4,974
Beijing Kingsoft Office Software, Inc., Class A	406	15,267
BOE Technology Group Co. Ltd., Class A	35,002	19,383
Cambricon Technologies Corp. Ltd., Class A*	350	8,193
Chaozhou Three-Circle Group Co. Ltd., Class A	1,758	6,188
China Greatwall Technology Group Co. Ltd., Class A	2,900	4,178
China National Software & Service Co. Ltd., Class A	780	3,488
China Railway Signal & Communication Corp. Ltd., Class A	6,119	4,144
China Resources Microelectronics Ltd., Class A	1,151	6,845
China Zhenhua Group Science & Technology Co. Ltd., Class A	500	3,980
Empyrean Technology Co. Ltd., Class A	300	3,789
Eoptolink Technology, Inc. Ltd., Class A	600	5,001

Everdisplay Optronics Shanghai Co. Ltd., Class A*	11,042	3,663
Flat Glass Group Co. Ltd., Class A	1,400	4,232
Foxconn Industrial Internet Co. Ltd., Class A	11,700	30,349
GalaxyCore, Inc., Class A	1,545	4,235
GigaDevice Semiconductor, Inc., Class A	612	6,223
GoerTek, Inc., Class A	3,077	7,106
GRG Banking Equipment Co. Ltd., Class A	2,600	4,161
Guangzhou Haige Communications Group, Inc. Co., Class A	1,800	2,888
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	3,812
Hangzhou Chang Chuan Technology Co. Ltd., Class A	600	2,414
Hangzhou First Applied Material Co. Ltd., Class A	1,681	6,490
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,400	4,061
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,600	3,187
Hengtong Optic-electric Co. Ltd., Class A	2,300	3,907
Huagong Tech Co. Ltd., Class A	900	3,963
Hundsun Technologies, Inc., Class A	1,746	5,918
Hwatsing Technology Co. Ltd., Class A	148	4,149
Hygon Information Technology Co. Ltd., Class A	1,754	20,721
IEIT Systems Co. Ltd., Class A	1,288	6,684
Iflytek Co. Ltd., Class A	2,034	13,943
Ingenic Semiconductor Co. Ltd., Class A	400	3,639
Isoftstone Information Technology Group Co. Ltd., Class A*	850	5,364
JA Solar Technology Co. Ltd., Class A	3,032	7,890
JCET Group Co. Ltd., Class A	1,400	5,083
Jiangsu Pacific Quartz Co. Ltd., Class A	300	3,328
Jinko Solar Co. Ltd., Class A	5,700	6,985
Lens Technology Co. Ltd., Class A	4,600	7,725
Lingyi iTech Guangdong Co., Class A	6,400	4,876
LONGi Green Energy Technology Co. Ltd., Class A	6,903	20,349
Luxshare Precision Industry Co. Ltd., Class A	6,333	24,241
Maxscend Microelectronics Co. Ltd., Class A	512	7,639
Montage Technology Co. Ltd., Class A	1,029	7,455
National Silicon Industry Group Co. Ltd., Class A*	2,000	4,277
NAURA Technology Group Co. Ltd., Class A	500	19,712
Ninestar Corp., Class A	1,200	3,902
OFILM Group Co. Ltd., Class A*	3,000	3,398
Piotech, Inc., Class A	174	5,156
Qi An Xin Technology Group, Inc., Class A*	600	2,914
Risen Energy Co. Ltd., Class A	1,000	2,246
Rockchip Electronics Co. Ltd., Class A	300	2,242
Sanan Optoelectronics Co. Ltd., Class A	4,200	7,251
Sangfor Technologies, Inc., Class A*	400	3,520
SG Micro Corp., Class A	387	3,799
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,540	3,234
Shanghai Baosight Software Co. Ltd., Class A	1,621	10,529
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	128	4,997
Shengyi Technology Co. Ltd., Class A	1,800	4,284
Shennan Circuits Co. Ltd., Class A	380	3,702
Shenzhen Goodix Technology Co. Ltd., Class A*	400	3,514
Shenzhen Kaifa Technology Co. Ltd., Class A	1,200	2,378
Shenzhen SC New Energy Technology Corp., Class A	300	2,696
Shenzhen Transsion Holdings Co. Ltd., Class A	696	15,330
StarPower Semiconductor Ltd., Class A	200	4,207
SUPCON Technology Co. Ltd., Class A	580	3,701
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,500	3,116
Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,319
Suzhou TFC Optical Communication Co. Ltd., Class A	400	7,550
TCL Technology Group Corp., Class A*	16,800	10,562
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,600	6,755
Thunder Software Technology Co. Ltd., Class A	400	3,368
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	800	3,198
Tianma Microelectronics Co. Ltd., Class A*	2,500	3,178
Tianshui Huatian Technology Co. Ltd., Class A	2,200	2,498
TongFu Microelectronics Co. Ltd., Class A	1,200	3,697
Tongwei Co. Ltd., Class A	4,100	15,079
Trina Solar Co. Ltd., Class A	1,952	6,786
Tsinghua Tongfang Co. Ltd., Class A*	3,100	2,904
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	739	7,343

Unisplendour Corp. Ltd., Class A*	2,508	7,693
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,700	3,405
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	400	2,254
Will Semiconductor Co. Ltd., Class A	1,115	14,856
Wingtech Technology Co. Ltd., Class A*	1,164	6,163
Wuhan Guide Infrared Co. Ltd., Class A	4,319	3,782
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,610	5,899
Xiamen Faratronic Co. Ltd., Class A	200	2,894
Xinjiang Daqo New Energy Co. Ltd., Class A	1,500	6,081
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	500	2,758
Yealink Network Technology Corp. Ltd., Class A	1,260	5,131
Yonyou Network Technology Co. Ltd., Class A	3,026	5,321
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	7,450
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,200	6,162
Zhongji Innolight Co. Ltd., Class A	700	15,074
ZTE Corp., Class A	3,700	15,334

(Cost $693,727)		673,750

Materials - 10.2%
Aluminum Corp. of China Ltd., Class A	12,008	10,083
Anhui Conch Cement Co. Ltd., Class A	3,564	11,842
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	500	1,566
Baoshan Iron & Steel Co. Ltd., Class A	19,657	18,197
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,000	2,397
Canmax Technologies Co. Ltd., Class A	780	2,477
Cathay Biotech, Inc., Class A	513	3,438
Chengxin Lithium Group Co. Ltd., Class A	800	2,433
Chifeng Jilong Gold Mining Co. Ltd., Class A*	1,400	2,510
China Jushi Co. Ltd., Class A	3,672	5,106
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,993	7,830
China Rare Earth Resources And Technology Co. Ltd., Class A	900	3,484
CMOC Group Ltd., Class A	16,400	13,998
CNGR Advanced Material Co. Ltd., Class A	600	3,948
Ganfeng Lithium Group Co. Ltd., Class A	1,280	7,115
GEM Co. Ltd., Class A	3,500	2,604
Guangdong HEC Technology Holding Co. Ltd., Class A*	2,600	2,703
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,880	5,385
Hangzhou Oxygen Plant Group Co. Ltd., Class A	900	3,497
Haohua Chemical Science & Technology Co. Ltd., Class A	600	2,831
Henan Shenhuo Coal & Power Co. Ltd., Class A	2,100	5,386
Hengli Petrochemical Co. Ltd., Class A*	6,220	10,989
Hengyi Petrochemical Co. Ltd., Class A*	2,260	2,171
Hesteel Co. Ltd., Class A	8,800	2,662
Hoshine Silicon Industry Co. Ltd., Class A	700	5,149
Huafon Chemical Co. Ltd., Class A	4,000	3,786
Huaibei Mining Holdings Co. Ltd., Class A	2,300	6,049
Hunan Valin Steel Co. Ltd., Class A	6,100	4,817
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	40,000	8,549
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,495	3,507
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	3,700	3,107
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,800	8,452
Jiangsu Yangnong Chemical Co. Ltd., Class A	390	2,962
Jiangsu Yoke Technology Co. Ltd., Class A	500	3,501
Jiangxi Copper Co. Ltd., Class A	1,844	5,014
Jinduicheng Molybdenum Co. Ltd., Class A	3,000	4,205
LB Group Co. Ltd., Class A	2,000	5,213
Ningbo Shanshan Co. Ltd., Class A	2,200	3,493
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,600	13,987
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	8,500	3,763
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,900	10,983
Rongsheng Petrochemical Co. Ltd., Class A	9,228	13,140
Satellite Chemical Co. Ltd., Class A*	2,586	5,954
Shandong Gold Mining Co. Ltd., Class A	3,253	9,793
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,870	7,137
Shandong Nanshan Aluminum Co. Ltd., Class A	9,900	4,259
Shandong Sun Paper Industry JSC Ltd., Class A	2,600	5,135
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,001	5,210

Shanxi Meijin Energy Co. Ltd., Class A*	3,700	3,523
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,400	2,840
Shenzhen Capchem Technology Co. Ltd., Class A	720	4,065
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	900	3,371
Sichuan Hebang Biotechnology Co. Ltd., Class A	9,200	3,141
Sinoma Science & Technology Co. Ltd., Class A	1,500	3,258
Sinomine Resource Group Co. Ltd., Class A	588	3,062
Skshu Paint Co. Ltd., Class A*	476	2,557
Sunresin New Materials Co. Ltd., Class A	450	3,141
Tianqi Lithium Corp., Class A	1,300	9,676
Tianshan Aluminum Group Co. Ltd., Class A	4,100	3,226
Tongkun Group Co. Ltd., Class A*	2,100	3,964
Tongling Nonferrous Metals Group Co. Ltd., Class A	11,700	5,326
Wanhua Chemical Group Co. Ltd., Class A	2,800	30,914
Weihai Guangwei Composites Co. Ltd., Class A	800	3,036
Western Mining Co. Ltd., Class A	2,100	4,853
Western Superconducting Technologies Co. Ltd., Class A	610	3,388
Xiamen Tungsten Co. Ltd., Class A	1,400	3,260
Yintai Gold Co. Ltd., Class A	2,480	5,156
YongXing Special Materials Technology Co. Ltd., Class A	520	3,983
Yunnan Aluminium Co. Ltd., Class A	3,100	4,991
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	4,800	3,431
Yunnan Energy New Material Co. Ltd., Class A	900	5,732
Yunnan Tin Co. Ltd., Class A	1,700	3,246
Yunnan Yuntianhua Co. Ltd., Class A	1,800	4,557
Zangge Mining Co. Ltd., Class A	1,600	6,504
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,401	5,386
Zhejiang Juhua Co. Ltd., Class A	2,500	7,082
Zhejiang Longsheng Group Co. Ltd., Class A	3,000	3,564
Zhongjin Gold Corp. Ltd., Class A	4,500	6,508
Zijin Mining Group Co. Ltd., Class A	18,197	33,110

(Cost $502,774)		471,668

Real Estate - 1.4%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,815	10,217
China Vanke Co. Ltd., Class A	8,396	11,699
Greenland Holdings Corp. Ltd., Class A*	10,200	3,114
Hainan Airport Infrastructure Co. Ltd., Class A*	10,000	5,205
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,000	3,148
Poly Developments and Holdings Group Co. Ltd., Class A	10,673	14,472
Seazen Holdings Co. Ltd., Class A*	1,913	2,764
Shanghai Lingang Holdings Corp. Ltd., Class A	2,500	3,709
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,400	3,867
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	6,700	2,855
Youngor Fashion Co. Ltd., Class A	4,200	4,284

(Cost $107,279)		65,334

Utilities - 4.4%
CECEP Solar Energy Co. Ltd., Class A	4,100	3,096
CGN Power Co. Ltd., Class A	12,300	6,589
China National Nuclear Power Co. Ltd., Class A	17,184	20,701
China Three Gorges Renewables Group Co. Ltd., Class A	24,900	15,966
China Yangtze Power Co. Ltd., Class A	21,600	75,095
Datang International Power Generation Co. Ltd., Class A	7,800	2,782
ENN Natural Gas Co. Ltd., Class A	2,500	6,499
GD Power Development Co. Ltd., Class A	16,200	10,522
Huadian Power International Corp. Ltd., Class A	7,700	6,615
Huaneng Power International, Inc., Class A*	8,400	10,283
SDIC Power Holdings Co. Ltd., Class A	6,700	13,400
Shanghai Electric Power Co. Ltd., Class A	2,600	3,013
Shenergy Co. Ltd., Class A	4,000	4,202
Shenzhen Energy Group Co. Ltd., Class A	4,200	3,841
Sichuan Chuantou Energy Co. Ltd., Class A	4,100	8,911
Wintime Energy Group Co. Ltd., Class A*	20,000	3,831
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	10,000	7,467

(Cost $170,450)		202,813

TOTAL COMMON STOCKS (Cost $4,180,060)		4,514,416

CASH EQUIVALENTS - 2.4%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a) (Cost $113,012)	113,012	113,012

TOTAL INVESTMENTS - 100.0% (Cost $4,293,072)		4,627,428
Other assets and liabilities, net - (0.0)%		(2,080)

NET ASSETS - 100.0%		$4,625,348

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF(b)
4,009	35,198	(36,847)	(2,566)	206	178	—	—	—
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(b)
—	22,376	(21,832)	(544)	—	142	—	—	—
CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
61,695	342,845	(291,528)	—	—	778	—	113,012	113,012

65,704	400,419	(350,207)	(3,110)	206	1,098	—	113,012	113,012

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated fund advised by DBX Advisors LLC.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,514,416	$—	$—	$4,514,416
Short-Term Investments(a)	113,012	—	—	113,012

TOTAL	$4,627,428	$—	$—	$4,627,428

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHX-PH3

R-089711-1 (5/24) DBX005195 (5/24)